COMMITMENTS (Narrative) (Details)	1 Months Ended
	Jul. 31, 2011 USD ($)	Jul. 25, 2011 USD ($)	Jul. 25, 2011 ARS	Dec. 08, 2010 USD ($)	Dec. 08, 2010 CAD	Jan. 31, 2015 Lease Commitments [Member] USD ($)	Jan. 31, 2015 Consulting Commitments [Member] USD ($)
Capital Lease Obligations, Current		$ 850	7,200	$ 6,954	6,954
Capital Lease Obligations, Noncurrent		1,100	9,360	5,734	7,289
Operating Leases, Rent Expense, Net	2,500
Operating Leases, Future Minimum Payments Due, Next Twelve Months						74,820	106,205
Operating Leases, Future Minimum Payments, Due in Two Years						$ 5,414